Change in Presentation of Expenditures	12 Months Ended
Dec. 31, 2020
Disclosure Of Change In Presentation Of Expenditures [Abstract]
Change in Presentation of Expenditures
3.	Change in Presentation of Expenditures
Effective for the year ended December 31, 2020, the Company elected to change the presentation of its consolidated statements of net loss and comprehensive loss. The Company believes that the revised presentation provides more useful and relevant financial information to users of the consolidated financial statements.
Management has applied the change in presentation retrospectively. The consolidated statement of net loss and comprehensive loss for the year ended December 31, 2019, has been reclassified to conform with the presentation adopted in the current period. The following is a summary of the impacts to the consolidated statement net loss and comprehensive loss for the year ended December 31, 2019:

Consolidated Statement of Net Loss and Comprehensive Loss	December 31, 2019 (As previously reported)	Functional presentation reclassifications	December 31, 2019 (As reclassified)
Costs of sales	$(685,963)	$685,963	$—
Procurement expense	—	(1,169,583)	(1,169,583)
Fulfilment expense	—	(170,617)	(170,617)
Advertising and promotion	(43,571)	43,571	—
Bank charges	(4,895)	4,895	—
Bad debt expense	(7,734)	7,734	—
Depreciation	(161,583)	161,583	—
Insurance	(8,081)	8,081	—
Meals and entertainment	(12,426)	12,426	—
Office and administration	(118,176)	118,176	—
Professional fees	(976,768)	976,768	—
Rent	(46,815)	46,815	—
Repairs and maintenance	(35,132)	35,132	—
Research and development	(106,021)	106,021	—
Selling costs	(98,138)	98,138	—
Share-based compensation	(200,933)	200,933	—
Small tools and supplies	(87,708)	87,708	—
Telephone and utilities	(15,365)	15,365	—
Travel	(87,005)	87,005	—
Wages and benefits	(460,354)	460,354	—
General and administrative expense	—	(1,622,541)	(1,622,541)
Marketing and investor relations expense	—	(64,445)	(64,445)
Research and development expense	—	(125,680)	(125,680)
Financing expense	(173,268)	—	(173,268)
Other expense	(11,405)	(3,802)	(15,207)